Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 Customer Segment	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer
Segment Reporting Information [Line Items]
Number of operating segments	1
Number of customers comprising more than 10% of revenue and accounts receivable	0	0	0